Summary of Changes in Warrants (Details) - Warrants [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of purchase share outstanding, Beginning of the period | shares	7,844,329	35,865,312
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 0.10	$ 0.10
Warrants, Issued | shares	103,935,189	14,017,663
Weighted Average Exercise Price, Issued | $ / shares	$ 0.34	$ 0.10
Warrants, Excercised | shares	(3,910,750)	(31,270,314)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.13	$ 0.09
Warrants, Expired | shares		(10,768,332)
Weighted Average Exercise Price, Expired | $ / shares		$ 0.13
Number of purchase share outstanding, Ending of the period | shares	107,868,768	7,844,329
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 0.33	$ 0.10